Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income	$ 82.2	$ 49.2	$ 46.8
Denominator:
Weighted average common shares outstanding for basic earnings per share	94.6	92.2	66.0
Weighted average effect of dilutive securities:
Stock options and restricted stock	0.4	0.5	0.3
Weighted Average Number Diluted Shares Outstanding Adjustment, Total	95.0	92.7	66.3
Basic earnings per share	$ 0.87	$ 0.53	$ 0.71
Diluted earnings per share	$ 0.87	$ 0.53	$ 0.71
Stock options and restricted stock
Weighted average effect of dilutive securities:
Shares excluded in computation of diluted earnings per share	0.2	0.2